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UVA Unconstrained Medium-Term Fixed Income ETF
UVA Unconstrained Medium-Term Fixed Income ETF
Investment Objective
The UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) seeks current income with limited risk to principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UVA Unconstrained Medium-Term Fixed Income ETF UVA Unconstrained Medium-Term Fixed Income ETF
Management Fees	0.25%
Other Expenses	0.38%
Acquired Fund Fees and Expenses1	0.04%	[1]
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Limitation2	(0.13%)	[2]
Net Annual Fund Operating Expenses2	0.54%	[2]
[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Universal Value Advisers (the “Sub-Adviser”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser) to not more than 0.50% of the average daily net assets of the Fund through October 31, 2024, and may be terminated by the Board of Trustees at any time. The Sub-Adviser cannot recoup from the Fund any amounts paid by the Sub-Adviser under the expense limitation agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement.

Example.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the example that follows. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
UVA Unconstrained Medium-Term Fixed Income ETF | UVA Unconstrained Medium-Term Fixed Income ETF | USD ($)	55	201	360	822

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 8.92% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective of current income by investing principally in fixed income securities of any kind with a dollar-weighted average effective duration of between three and nine years, under normal circumstances. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The fixed income and other income-producing instruments in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Sub-Adviser to be of comparable credit quality). The Sub-Adviser considers all mortgage-backed securities to be eligible for purchase regardless of their credit rating or lack thereof, and such securities, if present in the Fund, are not considered by the Sub-Adviser to be below investment grade.
The Fund may invest in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), multiclass pass-through securities, and private mortgage pass-through securities. The Fund may also invest in corporate debt obligations, asset-backed securities, foreign securities (corporate and government), inflation-indexed bonds, and preferred securities.
The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Sub-Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. The Fund may invest in individual securities of any maturity or duration.

Principal Risks of Investing in the Fund
Fund Performance
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting https://etfpages.com/FFIU.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 4.96% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -7.48% (quarter ended June 30, 2022). The year-to-date return for the most recent quarter ended June 30, 2023, was 3.02%

Average Annual Total Returns Period EndedDecember 31, 2022
Average Annual Returns - UVA Unconstrained Medium-Term Fixed Income ETF	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
UVA Unconstrained Medium-Term Fixed Income ETF	(14.95%)	0.02%	(0.01%)	Aug. 18, 2017
After Taxes on Distributions | UVA Unconstrained Medium-Term Fixed Income ETF	(16.01%)	(1.11%)	(1.12%)
After Taxes on Distributions and Sale of Fund Shares | UVA Unconstrained Medium-Term Fixed Income ETF	(8.83%)	(0.39%)	(0.41%)
Bloomberg US Aggregate Bond TR (reflects no deductions for fees and expenses)	(13.01%)	0.02%	0.08%	Aug. 18, 2017
[1]	The Fund commenced operations on August 18, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).